Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Advantage U.S. Total Market Fund, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 10, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Advantage U.S. Total Market Fund, Inc.

BlackRock Allocation Target Shares

BATS: Series A Portfolio

BATS: Series C Portfolio

BATS: Series E Portfolio

BATS: Series M Portfolio

BATS: Series P Portfolio

BATS: Series S Portfolio

BlackRock Asian Dragon Fund, Inc.

BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.

BlackRock Total Return Fund

BlackRock California Municipal Series Trust

BlackRock California Municipal Opportunities Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Financial Institutions Series Trust

BlackRock Summit Cash Reserves Fund

BlackRock FundsSM

BlackRock Commodity Strategies Fund

BlackRock Emerging Markets Equity Strategies Fund

BlackRock Energy Opportunities Fund

BlackRock Exchange Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock High Equity Income Fund

BlackRock International Dividend Fund

BlackRock Liquid Environmentally Aware Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Money Market Portfolio

BlackRock Real Estate Securities Fund

BlackRock Short Obligations Fund

BlackRock Tactical Opportunities Fund

BlackRock Technology Opportunities Fund

BlackRock Total Factor Fund

iShares Developed Real Estate Index Fund

iShares Edge MSCI Min Vol EAFE Index Fund

iShares Edge MSCI Min Vol USA Index Fund

iShares Edge MSCI Multifactor Intl Index Fund

iShares Edge MSCI Multifactor USA Index Fund

iShares Municipal Bond Index Fund

iShares Russell Mid-Cap Index Fund

iShares Russell Small/Mid-Cap Index Fund

iShares Short-Term TIPS Bond Index Fund

iShares Total U.S. Stock Market Index Fund

BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

BlackRock Dynamic High Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock LifePath® Smart Beta Retirement Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta 2060 Fund

BlackRock LifePath® Smart Beta 2065 Fund

BlackRock Managed Income Fund

BlackRock Multi-Asset Income Portfolio

BlackRock Funds III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Treasury

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

BlackRock LifePath® Dynamic 2065 Fund

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

BlackRock LifePath® Index 2065 Fund

iShares MSCI Total International Index Fund

iShares Russell 1000 Large-Cap Index Fund

iShares S&P 500 Index Fund

iShares U.S. Aggregate Bond Index Fund

BlackRock Funds IV

BlackRock Global Long/Short Credit Fund

BlackRock Funds V

BlackRock Core Bond Portfolio

BlackRock Credit Strategies Income Fund

BlackRock Emerging Markets Bond Fund

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock U.S. Government Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Advantage U.S. Total Market Fund, Inc. | BlackRock Advantage U.S. Total Market Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Advantage U.S. Total Market Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK ALLOCATION TARGET SHARES | BATS SERIES A
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Allocation Target Shares
BATS: Series A Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK ALLOCATION TARGET SHARES | BATS SERIES C
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Allocation Target Shares
BATS: Series C Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK ALLOCATION TARGET SHARES | BATS SERIES E
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Allocation Target Shares
BATS: Series E Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK ALLOCATION TARGET SHARES | BATS SERIES M
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Allocation Target Shares
BATS: Series M Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK ALLOCATION TARGET SHARES | BATS SERIES P
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Allocation Target Shares
BATS: Series P Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK ALLOCATION TARGET SHARES | BATS SERIES S
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Allocation Target Shares
BATS: Series S Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK ASIAN DRAGON FUND, INC. | BLACKROCK ASIAN DRAGON FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Asian Dragon Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK BALANCED CAPITAL FUND, INC. | BLACKROCK BALANCED CAPITAL FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Balanced Capital Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK BASIC VALUE FUND, INC. | BLACKROCK BASIC VALUE FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Basic Value Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK BOND FUND, INC. | BlackRock Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Bond Fund, Inc.
BlackRock Total Return Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST | BlackRock California Municipal Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock California Municipal Series Trust
BlackRock California Municipal Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Capital Appreciation Fund, Inc. | BLACKROCK CAPITAL APPRECIATION FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Capital Appreciation Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK EMERGING MARKETS FUND, INC. | BLACKROCK EMERGING MARKETS FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Emerging Markets Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK EQUITY DIVIDEND FUND | BLACKROCK EQUITY DIVIDEND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Equity Dividend Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK EUROFUND | BLACKROCK EUROFUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock EuroFund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST | BlackRock Summit Cash Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Financial Institutions Series Trust
BlackRock Summit Cash Reserves Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | BlackRock Commodity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Commodity Strategies Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | BlackRock Emerging Markets Equity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Emerging Markets Equity Strategies Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | BLACKROCK ENERGY OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Energy Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | BLACKROCK EXCHANGE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Exchange Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Health Sciences Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | BLACKROCK HIGH EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock High Equity Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | BLACKROCK INTERNATIONAL DIVIDEND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock International Dividend Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | BlackRock Liquid Environmentally Aware Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Liquid Environmentally Aware Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Mid-Cap Growth Equity Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | BLACKROCK MONEY MARKET PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Money Market Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | BlackRock Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Real Estate Securities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | BlackRock Short Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Short Obligations Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | BLACKROCK TACTICAL OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Tactical Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | BlackRock Technology Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Technology Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | BlackRock Total Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Total Factor Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | iShares Developed Real Estate Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
iShares Developed Real Estate Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | iShares Edge MSCI Min Vol EAFE Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
iShares Edge MSCI Min Vol EAFE Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | iShares Edge MSCI Min Vol USA Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
iShares Edge MSCI Min Vol USA Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | iShares Edge MSCI Multifactor Intl Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
iShares Edge MSCI Multifactor Intl Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | iShares Edge MSCI Multifactor USA Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
iShares Edge MSCI Multifactor USA Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | iShares Municipal Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
iShares Municipal Bond Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | iShares Russell Mid-Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
iShares Russell Mid-Cap Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | iShares Russell Small/Mid-Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
iShares Russell Small/Mid-Cap Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | iShares Short-Term TIPS Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
iShares Short-Term TIPS Bond Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK FUNDS | iShares Total U.S. Stock Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
iShares Total U.S. Stock Market Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds II | BLACKROCK 20/80 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock 20/80 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds II | BLACKROCK 40/60 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock 40/60 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds II | BLACKROCK 60/40 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock 60/40 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds II | BLACKROCK 80/20 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock 80/20 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds II | BlackRock Dynamic High Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock Dynamic High Income Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds II | BLACKROCK GLOBAL DIVIDEND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock Global Dividend Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA RETIREMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock LifePath® Smart Beta Retirement Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2025 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock LifePath® Smart Beta 2025 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2030 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock LifePath® Smart Beta 2030 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2035 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock LifePath® Smart Beta 2035 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2040 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock LifePath® Smart Beta 2040 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2045 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock LifePath® Smart Beta 2045 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2050 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock LifePath® Smart Beta 2050 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2055 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock LifePath® Smart Beta 2055 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2060 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock LifePath® Smart Beta 2060 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds II | BlackRock LifePath Smart Beta 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock LifePath® Smart Beta 2065 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds II | BLACKROCK MANAGED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
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BlackRock Funds II
BlackRock Managed Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds II | BLACKROCK MULTI-ASSET INCOME PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | BlackRock Cash Funds: Institutional
Risk/Return:	rr_RiskReturnAbstract
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BlackRock Funds III
BlackRock Cash Funds: Institutional

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | BlackRock Cash Funds: Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock Cash Funds: Treasury

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | BlackRock LifePath Dynamic Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Dynamic Retirement Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | BlackRock LifePath Dynamic 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Dynamic 2025 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | BlackRock LifePath Dynamic 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Dynamic 2030 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | BlackRock LifePath Dynamic 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Dynamic 2035 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | BlackRock LifePath Dynamic 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Dynamic 2040 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | BlackRock LifePath Dynamic 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Dynamic 2045 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | BlackRock Lifepath Dynamic 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Dynamic 2050 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | BlackRock LifePath Dynamic 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Dynamic 2055 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | BlackRock LifePath Dynamic 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Dynamic 2060 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | BlackRock LifePath Dynamic 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Dynamic 2065 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX RETIREMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Index Retirement Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2025 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Index 2025 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2030 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Index 2030 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2035 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Index 2035 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2040 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Index 2040 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2045 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Index 2045 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2050 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Index 2050 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2055 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Index 2055 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | BlackRock LifePath Index 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Index 2060 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | BlackRock LifePath Index 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Index 2065 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | iShares MSCI Total International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
iShares MSCI Total International Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | iShares Russell 1000 Large-Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
iShares Russell 1000 Large-Cap Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | iShares S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
iShares S&P 500 Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds III | iShares U.S. Aggregate Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
iShares U.S. Aggregate Bond Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds IV | BlackRock Global Long/Short Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds IV
BlackRock Global Long/Short Credit Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds V | BlackRock Core Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V
BlackRock Core Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds V | BlackRock Credit Strategies Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V
BlackRock Credit Strategies Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds V | BlackRock Emerging Markets Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V
BlackRock Emerging Markets Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds V | BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds V | BlackRock Floating Rate Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V
BlackRock Floating Rate Income Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds V | BlackRock GNMA Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V
BlackRock GNMA Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds V | BlackRock High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V
BlackRock High Yield Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds V | BlackRock Inflation Protected Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V
BlackRock Inflation Protected Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds V | BlackRock Low Duration Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V
BlackRock Low Duration Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds V | BlackRock Strategic Income Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V
BlackRock Strategic Income Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Funds V | BlackRock U.S. Government Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V
BlackRock U.S. Government Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.